PROPERTY PLANT AND EQUIPMENT - Summary of Property, Plant And Equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 10,596
Property, plant and equipment at end of period	10,789
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	93
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	3,474
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	3,793
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	44
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	3,385
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34,381
Additions	820
Transfers from construction in progress	0
Disposals	204
Effect of exchange rate changes	7
Property, plant and equipment at end of period	35,004
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	122
Additions	14
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	136
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,867
Additions	58
Transfers from construction in progress	257
Disposals	25
Effect of exchange rate changes	1
Property, plant and equipment at end of period	8,158
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,569
Additions	4
Transfers from construction in progress	466
Disposals	172
Effect of exchange rate changes	6
Property, plant and equipment at end of period	22,873
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	439
Additions	2
Transfers from construction in progress	4
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	445
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,384
Additions	742
Transfers from construction in progress	(727)
Disposals	7
Effect of exchange rate changes	0
Property, plant and equipment at end of period	3,392
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(23,785)
Additions	(619)
Disposals	(191)
Effect of exchange rate changes	(2)
Property, plant and equipment at end of period	(24,215)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(39)
Additions	(4)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(43)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,544)
Additions	(159)
Disposals	(19)
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(4,684)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(18,804)
Additions	(446)
Disposals	(172)
Effect of exchange rate changes	(2)
Property, plant and equipment at end of period	(19,080)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(391)
Additions	(10)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(401)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	$ (7)